MEDICARE PART D (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Balance Sheet Amounts Associated With Medicare Part D
The accompanying consolidated balance sheets include the following amounts associated with Medicare Part D as of December 31, 2016 and 2015. CMS subsidies/discounts in the table below include the reinsurance and low-income cost subsidies funded by CMS for which we assume no risk as well as brand name prescription drug discounts for Part D plan participants in the coverage gap funded by CMS and pharmaceutical manufacturers.

	2016		2015
	Risk Corridor Settlement	CMS Subsidies/ Discounts	Risk Corridor Settlement	CMS Subsidies/ Discounts
	(in millions)
Other current assets	$8	$1,001	$25	$2,082
Trade accounts payable and accrued expenses	(158)	(128)	(47)	(63)
Net current (liability) asset	$(150)	$873	$(22)	$2,019